Shareholders' capital - Fair Value of Share Options Granted (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Risk-free interest rate	0.90%	1.30%
Expected volatility	23.00%	38.00%
Expected dividend yield	4.50%	4.00%
Expected life	5 years 6 months	8 years
Weighted average grant date fair value per option (CAD per share)	CAD 1.26	CAD 2.45